Debt - Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt
Total Debt Current	$ 595	$ 10
Total Debt Non-Current	6,145	6,288
Current [Member]
Debt
Other	24
Non-Current [Member]
Debt
Other	9	4
Convertible Senior Notes Net Of Discount 2014 [Member]
Debt
Convertible senior notes, net of discount	561	535
Convertible Senior Notes Net Of Discount 2014 [Member] | Current [Member]
Debt
Convertible senior notes, net of discount	561
Convertible Senior Notes Net Of Discount 2014 [Member] | Non-Current [Member]
Debt
Convertible senior notes, net of discount		535
Convertible Senior Notes Net Of Discount 2017 [Member]
Debt
Convertible senior notes, net of discount	492	471
Convertible Senior Notes Net Of Discount 2017 [Member] | Non-Current [Member]
Debt
Convertible senior notes, net of discount	492	471
Senior Notes Net Of Discount Due 2019 [Member] | Non-Current [Member]
Debt
Senior notes, net	897	897
Senior Notes Net Of Discount 2022 [Member] | Non-Current [Member]
Debt
Senior notes, net	1,490	1,489
Senior Notes Net Of Discount Due 2035 [Member] | Non-Current [Member]
Debt
Senior notes, net	598	598
Senior Notes Net Of Discount Due 2039 [Member] | Non-Current [Member]
Debt
Senior notes, net	1,087	1,087
Senior Notes Net Of Discount 2042 [Member] | Non-Current [Member]
Debt
Senior notes, net	992	992
Ahafo Project Facility [Member] | Current [Member]
Debt
Project Facility	10	10
Ahafo Project Facility [Member] | Non-Current [Member]
Debt
Project Facility	25	35
PTNNT [Member] | Non-Current [Member]
Debt
Revolving credit facility	$ 555	$ 180